Investment Securities (Amortized Cost And Fair Value Of Debt Securities Held-To-Maturity By Contractual Maturity Dates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Debt securities held-to-maturity	$ 1,042.3	[1]	$ 188.4	[1]
Total debt securities HTM, Fair Value	1,040.8		199.4
Maturity of investment securities with no stated maturities	10 years
Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, due After 10 years, Amortized Cost	96.3	[2]	96.5	[2]
Debt securities HTM, due After 10 years, Fair Value	92.2	[2]	99.3	[2]
U.S. Treasury And Federal Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, Due within 1 year, Amortized Cost	735.5	[2]
Debt securities HTM, Due within 1 year, Fair Value	735.6	[2]
State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, due After 10 years, Amortized Cost	51.6	[2]	6.8	[2]
Debt securities HTM, due After 10 years, Fair Value	45.1	[2]	6.8	[2]
Debt securities HTM, Due within 1 year, Amortized Cost	0.7
Debt securities HTM, Due within 1 year, Fair Value	0.7
Debt securities HTM, due After 1 but within 5 years, Amortized Cost	4.4		4.9
Debt securities HTM, due After 1 but within 5 years, Fair Value	4.4		4.9
Debt securities HTM, due After 5 but within 10 years, Amortized Cost	0.7	[2]	1.4	[2]
Debt securities HTM, due After 5 but within 10 years, Fair Value	0.7	[2]	1.4	[2]
Debt securities held-to-maturity	57.4		13.1
Total debt securities HTM, Fair Value	50.9		13.1
Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, Due within 1 year, Amortized Cost	29.8		25.5
Debt securities HTM, Due within 1 year, Fair Value	29.8		25.4
Debt securities HTM, due After 1 but within 5 years, Amortized Cost	8.5		2.9
Debt securities HTM, due After 1 but within 5 years, Fair Value	8.5		3.0
Debt securities held-to-maturity	38.3		28.4
Total debt securities HTM, Fair Value	38.3		28.4
Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, Due within 1 year, Amortized Cost	0.8
Debt securities HTM, Due within 1 year, Fair Value	0.8
Debt securities HTM, due After 1 but within 5 years, Amortized Cost	48.6
Debt securities HTM, due After 1 but within 5 years, Fair Value	56.1
Debt securities HTM, due After 5 but within 10 years, Amortized Cost	65.4		50.4
Debt securities HTM, due After 5 but within 10 years, Fair Value	66.9		58.6
Debt securities held-to-maturity	114.8		50.4
Total debt securities HTM, Fair Value	$ 123.8		$ 58.6

[1]	Recorded at amortized cost less impairment on securities that have credit-related impairment
[2]	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.